Joint Venture - Participation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Schedule of Equity Method Investments [Line Items]
Equity in earnings (losses) of joint venture	$ (1,426)	$ 7,691	$ 6,987
Investment in joint venture	35,690	37,443	41,879
Joint venture
Schedule of Equity Method Investments [Line Items]
Sales to joint venture	284	188	198
Purchases from joint venture	$ 49	$ 224	$ 86